PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets

	December 31,
	2023	2024
	US$’000	US$’000
Deposits	11	6
GST receivable	41	7
Margin deposits *	25	66
Other receivables – Third parties**	32	337
Other receivables – Related party	30	30
Prepayment to suppliers – Third parties***	5,992	3,075
	6,131	3,521

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*	Margin deposits relate to deposits placed with Phillip Nova Pte. Ltd. for derivative instruments entered into for the purpose of managing the Company’s commodity price risk (Note 15).
**	The balance mainly represent current portion of the other receivables reclassified from prepayments made to suppliers. Certain prepayments to two suppliers made in 2023 of US$1,475,566 was reclassified to other receivables as the procurement agreements were cancelled. A repayment schedule was agreed with the suppliers in 2024 and the portion to be settled after 2025 was reclassified as “Other receivables - non-current, net” accordingly. As at December 31, 2024, allowance for expected credit losses of US$284,364 was provided for these other receivables.
***	The amounts represent payments made to third parties for forthcoming goods and services to be derived at the end of the contract term.